Income Taxes 3 (Differences US Fed Statutory Tax Rate and Effective Rate) (Details)	1 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Successor [Member]
Income Tax Contingency [Line Items]
U.S. federal statutory tax rate		35.00%	35.00%
Tax on income of foreign subsidiaries	(3.00%)	2.00%	(8.30%)
Changes in valuation allowances		(2.70%)	(1.30%)
State income taxes		(4.30%)	(0.90%)
Nondeductible deal costs		(2.00%)	0.00%
Earnings repatriation		(1.00%)	8.00%
Tax exempt income		13.30%	(15.10%)
Effects of revaluation of tax basis of foreign assets		0.00%	0.00%
Reduction of manufacturing deduction for loss carryback		(3.70%)	0.00%
Deferred tax effect of foreign statutory tax rate changes		35.90%	(0.80%)
Audit settlements and changes in uncertain tax positions		(0.40%)	2.20%
Venezuela inflation adjustment		4.90%	(3.10%)
Other		0.80%	0.60%
Effective tax rate		77.80%	16.30%
Predecessor [Member]
Income Tax Contingency [Line Items]
U.S. federal statutory tax rate				35.00%	35.00%	35.00%
Tax on income of foreign subsidiaries				4.30%	(4.80%)	(5.60%)
Changes in valuation allowances				1.60%	0.90%	1.50%
State income taxes				(0.50%)	0.30%	0.80%
Nondeductible deal costs				(18.80%)	0.00%	0.00%
Earnings repatriation				(77.20%)	0.90%	2.00%
Tax exempt income				9.70%	(6.60%)	(7.30%)
Effects of revaluation of tax basis of foreign assets				0.40%	(6.20%)	(3.20%)
Reduction of manufacturing deduction for loss carryback				0.00%	0.00%	0.00%
Deferred tax effect of foreign statutory tax rate changes				0.30%	(0.70%)	(1.10%)
Audit settlements and changes in uncertain tax positions				(3.60%)	(0.30%)	(2.00%)
Venezuela inflation adjustment				1.70%	(0.70%)	(0.60%)
Other				0.20%	0.20%	0.30%
Effective tax rate				(46.90%)	18.00%	19.80%